S000079472 [Member] Average Annual Total Returns		12 Months Ended	33 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	22.97%	[1]
AB US Low Volatility Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.23%	18.65%	[1]
Performance Inception Date			Mar. 22, 2023
AB US Low Volatility Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.99%	18.38%	[1]
Performance Inception Date	[2]		Mar. 22, 2023
AB US Low Volatility Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.39%	14.65%	[1]
Performance Inception Date	[2]		Mar. 22, 2023

[1]	Inception date is 3/22/23.
[2]	After-tax returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.